RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Statement of Cash Flows (FY) (Details) - USD ($)	1 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Statement of Cash Flows [Abstract]
Cash Flow from Operating Activities	$ 0	$ (327,906)	$ (246,908)
Cash Flows used in Investing Activities		(175,087,501)
Cash Flows provided by Financing Activities		176,894,335
Supplemental Disclosure of Noncash Financing Activities:
Offering costs included in accrued expenses		350,000
Offering costs paid by Sponsor in exchange for issuance of founder shares	$ 20,000	20,000	$ 0
Deferred underwriting fee payable		6,037,500
Initial classification of Class A ordinary shares subject to possible redemption		175,087,500
Change in value of Class A ordinary shares subject to possible redemption		0
As Reported As Previously Restated in 10-K/A Amendment No. 1 [Member]
Statement of Cash Flows [Abstract]
Cash Flow from Operating Activities		(327,906)
Cash Flows used in Investing Activities		(175,087,501)
Cash Flows provided by Financing Activities		176,894,335
Supplemental Disclosure of Noncash Financing Activities:
Offering costs included in accrued expenses		350,000
Offering costs paid by Sponsor in exchange for issuance of founder shares		20,000
Deferred underwriting fee payable		6,037,500
Initial classification of Class A ordinary shares subject to possible redemption		139,789,675
Change in value of Class A ordinary shares subject to possible redemption		(2,502,627)
Adjustment [Member]
Statement of Cash Flows [Abstract]
Cash Flow from Operating Activities		0
Cash Flows used in Investing Activities		0
Cash Flows provided by Financing Activities		0
Supplemental Disclosure of Noncash Financing Activities:
Offering costs included in accrued expenses		0
Deferred underwriting fee payable		0
Initial classification of Class A ordinary shares subject to possible redemption		35,297,825
Change in value of Class A ordinary shares subject to possible redemption		$ 2,502,627